UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

FRANKLIN

S&P 500 INDEX FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin S&P 500 Index Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

II	Franklin S&P 500 Index Fund

Performance review

For the six months ended March 31, 2022, Class A shares of Franklin S&P 500 Index Fund returned 5.66%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned 5.92% for the same period. The Lipper S&P 500 Index Funds Category Averageii returned 5.68% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
6 months
Franklin S&P 500 Index Fund:
Class A	5.66%
Class D	5.75%
S&P 500 Index	5.92%
Lipper S&P 500 Index Funds Category Average	5.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.59% and 0.40%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.59% for Class A shares and 0.39% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular

Franklin S&P 500 Index Fund	III

Performance review (cont’d)

business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 116 funds in the Fund’s Lipper category, if any.

IV	Franklin S&P 500 Index Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.66%	$1,000.00	$1,056.60	0.59%	$3.03	Class A	5.00%	$1,000.00	$1,021.99	0.59%	$2.97
Class D	5.75	1,000.00	1,057.50	0.39	2.00	Class D	5.00	1,000.00	1,022.99	0.39	1.97

2	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 9.3%
Diversified Telecommunication Services — 1.0%
AT&T Inc.	66,329	$1,567,354
Lumen Technologies Inc.	8,584	96,742
Verizon Communications Inc.	39,076	1,990,531
Total Diversified Telecommunication Services		3,654,627
Entertainment — 1.4%
Activision Blizzard Inc.	7,239	579,916
Electronic Arts Inc.	2,630	332,721
Live Nation Entertainment Inc.	1,244	146,344	*
Netflix Inc.	4,145	1,552,676	*
Take-Two Interactive Software Inc.	1,073	164,963	*
Walt Disney Co.	16,965	2,326,920	*
Total Entertainment		5,103,540
Interactive Media & Services — 5.7%
Alphabet Inc., Class A Shares	2,803	7,796,124	*
Alphabet Inc., Class C Shares	2,588	7,228,258	*
Match Group Inc.	2,632	286,204	*
Meta Platforms Inc., Class A Shares	21,519	4,784,965	*
Twitter Inc.	7,434	287,621	*
Total Interactive Media & Services		20,383,172
Media — 1.0%
Charter Communications Inc., Class A Shares	1,107	603,891	*
Comcast Corp., Class A Shares	42,108	1,971,497
Discovery Inc., Class A Shares	1,709	42,588	*
Discovery Inc., Class C Shares	3,031	75,684	*
DISH Network Corp., Class A Shares	2,268	71,782	*
Fox Corp., Class A Shares	3,060	120,717
Fox Corp., Class B Shares	1,359	49,304
Interpublic Group of Cos. Inc.	3,695	130,988
News Corp., Class A Shares	3,816	84,524
News Corp., Class B Shares	1,153	25,966
Omnicom Group Inc.	1,979	167,977
Paramount Global, Class B Shares	5,633	212,984
Total Media		3,557,902
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,474	702,588	*
Total Communication Services		33,401,829

See Notes to Financial Statements.

4	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Discretionary — 11.9%
Auto Components — 0.1%
Aptiv PLC	2,512	$300,712	*
BorgWarner Inc.	2,219	86,319
Total Auto Components		387,031
Automobiles — 2.7%
Ford Motor Co.	36,487	616,995
General Motors Co.	13,490	590,053	*
Tesla Inc.	7,801	8,406,357	*
Total Automobiles		9,613,405
Distributors — 0.1%
Genuine Parts Co.	1,320	166,347
LKQ Corp.	2,557	116,113
Pool Corp.	373	157,723
Total Distributors		440,183
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings Inc.	384	901,805	*
Caesars Entertainment Inc.	2,053	158,820	*
Carnival Corp.	7,540	152,459	*
Chipotle Mexican Grill Inc.	265	419,238	*
Darden Restaurants Inc.	1,184	157,413
Domino’s Pizza Inc.	335	136,348
Expedia Group Inc.	1,411	276,090	*
Hilton Worldwide Holdings Inc.	2,614	396,648	*
Las Vegas Sands Corp.	3,335	129,631	*
Marriott International Inc., Class A Shares	2,532	444,999	*
McDonald’s Corp.	6,949	1,718,349
MGM Resorts International	3,412	143,099
Norwegian Cruise Line Holdings Ltd.	3,920	85,770	*
Penn National Gaming Inc.	1,512	64,139	*
Royal Caribbean Cruises Ltd.	2,087	174,849	*
Starbucks Corp.	10,710	974,289
Wynn Resorts Ltd.	1,005	80,139	*
Yum! Brands Inc.	2,729	323,468
Total Hotels, Restaurants & Leisure		6,737,553
Household Durables — 0.3%
DR Horton Inc.	3,019	224,946
Garmin Ltd.	1,408	167,003
Lennar Corp., Class A Shares	2,407	195,376
Mohawk Industries Inc.	511	63,466	*
Newell Brands Inc.	3,727	79,795

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
NVR Inc.	30	$134,018	*
PulteGroup Inc.	2,353	98,591
Whirlpool Corp.	561	96,930
Total Household Durables		1,060,125
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.	4,078	13,294,076	*
eBay Inc.	5,803	332,280
Etsy Inc.	1,173	145,780	*
Total Internet & Direct Marketing Retail		13,772,136
Leisure Products — 0.0%††
Hasbro Inc.	1,207	98,878
Multiline Retail — 0.5%
Dollar General Corp.	2,168	482,662
Dollar Tree Inc.	2,090	334,713	*
Target Corp.	4,463	947,138
Total Multiline Retail		1,764,513
Specialty Retail — 1.9%
Advance Auto Parts Inc.	585	121,072
AutoZone Inc.	193	394,604	*
Bath & Body Works Inc.	2,457	117,445
Best Buy Co. Inc.	2,025	184,072
CarMax Inc.	1,506	145,299	*
Home Depot Inc.	9,728	2,911,882
Lowe’s Cos. Inc.	6,276	1,268,944
O’Reilly Automotive Inc.	632	432,895	*
Ross Stores Inc.	3,293	297,885
TJX Cos. Inc.	11,165	676,376
Tractor Supply Co.	1,058	246,905
Ulta Beauty Inc.	492	195,924	*
Total Specialty Retail		6,993,303
Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B Shares	11,872	1,597,496
PVH Corp.	676	51,788
Ralph Lauren Corp.	413	46,851
Tapestry Inc.	2,510	93,247
Under Armour Inc., Class A Shares	1,757	29,904	*
Under Armour Inc., Class C Shares	1,710	26,608	*
VF Corp.	3,026	172,058
Total Textiles, Apparel & Luxury Goods		2,017,952
Total Consumer Discretionary		42,885,079

See Notes to Financial Statements.

6	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples — 6.0%
Beverages — 1.5%
Brown-Forman Corp., Class B Shares	1,676	$112,326
Coca-Cola Co.	36,290	2,249,980
Constellation Brands Inc., Class A Shares	1,529	352,159
Molson Coors Beverage Co., Class B Shares	1,712	91,387
Monster Beverage Corp.	3,495	279,250	*
PepsiCo Inc.	12,910	2,160,876
Total Beverages		5,245,978
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	4,135	2,381,140
Kroger Co.	6,147	352,653
Sysco Corp.	4,763	388,899
Walgreens Boots Alliance Inc.	6,601	295,527
Walmart Inc.	13,208	1,966,935
Total Food & Staples Retailing		5,385,154
Food Products — 0.9%
Archer-Daniels-Midland Co.	5,196	468,991
Campbell Soup Co.	1,906	84,950
Conagra Brands Inc.	4,344	145,828
General Mills Inc.	5,609	379,841
Hershey Co.	1,363	295,267
Hormel Foods Corp.	2,729	140,653
JM Smucker Co.	997	135,004
Kellogg Co.	2,374	153,099
Kraft Heinz Co.	6,665	262,534
Lamb Weston Holdings Inc.	1,304	78,123
McCormick & Co. Inc., Non Voting Shares	2,284	227,943
Mondelez International Inc., Class A Shares	12,996	815,889
Tyson Foods Inc., Class A Shares	2,739	245,497
Total Food Products		3,433,619
Household Products — 1.3%
Church & Dwight Co. Inc.	2,286	227,183
Clorox Co.	1,135	157,799
Colgate-Palmolive Co.	7,790	590,716
Kimberly-Clark Corp.	3,120	384,259
Procter & Gamble Co.	22,320	3,410,496
Total Household Products		4,770,453
Personal Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,166	589,845

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Tobacco — 0.6%
Altria Group Inc.	17,077	$892,273
Philip Morris International Inc.	14,423	1,354,897
Total Tobacco		2,247,170
Total Consumer Staples		21,672,219
Energy — 3.8%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	8,535	310,759
Halliburton Co.	8,235	311,860
Schlumberger NV	13,139	542,772
Total Energy Equipment & Services		1,165,391
Oil, Gas & Consumable Fuels — 3.5%
APA Corp.	3,374	139,447
Chevron Corp.	18,003	2,931,428
ConocoPhillips	12,135	1,213,500
Coterra Energy Inc.	7,523	202,895
Devon Energy Corp.	5,846	345,674
Diamondback Energy Inc.	1,580	216,586
EOG Resources Inc.	5,425	646,823
Exxon Mobil Corp.	39,504	3,262,635
Hess Corp.	2,599	278,197
Kinder Morgan Inc.	18,437	348,644
Marathon Oil Corp.	7,113	178,607
Marathon Petroleum Corp.	5,405	462,128
Occidental Petroleum Corp.	8,243	467,708
ONEOK Inc.	4,138	292,267
Phillips 66	4,359	376,574
Pioneer Natural Resources Co.	2,096	524,063
Valero Energy Corp.	3,794	385,243
Williams Cos. Inc.	11,468	383,146
Total Oil, Gas & Consumable Fuels		12,655,565
Total Energy		13,820,956
Financials — 11.0%
Banks — 3.8%
Bank of America Corp.	66,296	2,732,721
Citigroup Inc.	18,447	985,070
Citizens Financial Group Inc.	3,968	179,869
Comerica Inc.	1,200	108,516
Fifth Third Bancorp	6,329	272,400
First Republic Bank	1,667	270,221
Huntington Bancshares Inc.	13,449	196,624

See Notes to Financial Statements.

8	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
JPMorgan Chase & Co.	27,548	$3,755,343
KeyCorp	8,654	193,677
M&T Bank Corp.	1,175	199,163
People’s United Financial Inc.	3,768	75,322
PNC Financial Services Group Inc.	3,927	724,335
Regions Financial Corp.	8,561	190,568
Signature Bank	597	175,214
SVB Financial Group	546	305,460	*
Truist Financial Corp.	12,409	703,590
US Bancorp	12,543	666,660
Wells Fargo & Co.	36,273	1,757,790
Zions Bancorp NA	1,452	95,193
Total Banks		13,587,736
Capital Markets — 2.9%
Ameriprise Financial Inc.	1,037	311,473
Bank of New York Mellon Corp.	6,864	340,660
BlackRock Inc.	1,323	1,010,997
Cboe Global Markets Inc.	996	113,962
Charles Schwab Corp.	13,973	1,178,064
CME Group Inc.	3,343	795,166
FactSet Research Systems Inc.	350	151,953
Franklin Resources Inc.	2,658	74,211	(a)
Goldman Sachs Group Inc.	3,155	1,041,466
Intercontinental Exchange Inc.	5,239	692,177
Invesco Ltd.	3,260	75,176
MarketAxess Holdings Inc.	357	121,451
Moody’s Corp.	1,495	504,428
Morgan Stanley	13,223	1,155,690
MSCI Inc.	767	385,709
Nasdaq Inc.	1,080	192,456
Northern Trust Corp.	1,925	224,166
Raymond James Financial Inc.	1,788	196,519
S&P Global Inc.	3,304	1,355,235
State Street Corp.	3,389	295,250
T. Rowe Price Group Inc.	2,160	326,570
Total Capital Markets		10,542,779
Consumer Finance — 0.6%
American Express Co.	5,736	1,072,632
Capital One Financial Corp.	3,864	507,305

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Finance — continued
Discover Financial Services	2,726	$300,378
Synchrony Financial	4,813	167,540
Total Consumer Finance		2,047,855
Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B Shares	17,060	6,020,644	*
Insurance — 2.0%
Aflac Inc.	5,570	358,652
Allstate Corp.	2,580	357,356
American International Group Inc.	7,715	484,271
Aon PLC, Class A Shares	2,001	651,586
Arthur J Gallagher & Co.	1,931	337,153
Assurant Inc.	545	99,097
Brown & Brown Inc.	2,191	158,344
Chubb Ltd.	4,000	855,600
Cincinnati Financial Corp.	1,395	189,664
Everest Re Group Ltd.	365	110,004
Globe Life Inc.	855	86,013
Hartford Financial Services Group Inc.	3,156	226,632
Lincoln National Corp.	1,573	102,811
Loews Corp.	1,749	113,370
Marsh & McLennan Cos. Inc.	4,695	800,122
MetLife Inc.	6,554	460,615
Principal Financial Group Inc.	2,287	167,889
Progressive Corp.	5,459	622,271
Prudential Financial Inc.	3,507	414,422
Travelers Cos. Inc.	2,225	406,574
Willis Towers Watson PLC	1,143	270,000
WR Berkley Corp.	2,019	134,445
Total Insurance		7,406,891
Total Financials		39,605,905
Health Care — 13.5%
Biotechnology — 1.9%
AbbVie Inc.	16,492	2,673,518
Amgen Inc.	5,230	1,264,719
Biogen Inc.	1,358	285,995	*
Gilead Sciences Inc.	11,704	695,803
Incyte Corp.	1,765	140,176	*
Moderna Inc.	3,275	564,152	*

See Notes to Financial Statements.

10	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Regeneron Pharmaceuticals Inc.	996	$695,626	*
Vertex Pharmaceuticals Inc.	2,354	614,323	*
Total Biotechnology		6,934,312
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	16,515	1,954,715
ABIOMED Inc.	423	140,115	*
Align Technology Inc.	689	300,404	*
Baxter International Inc.	4,730	366,764
Becton Dickinson and Co.	2,655	706,230
Boston Scientific Corp.	13,242	586,488	*
Cooper Cos. Inc.	462	192,927
DENTSPLY SIRONA Inc.	2,099	103,313
Dexcom Inc.	914	467,602	*
Edwards Lifesciences Corp.	5,784	680,892	*
Hologic Inc.	2,353	180,757	*
IDEXX Laboratories Inc.	788	431,083	*
Intuitive Surgical Inc.	3,317	1,000,673	*
Medtronic PLC	12,500	1,386,875
ResMed Inc.	1,354	328,359
STERIS PLC	928	224,363
Stryker Corp.	3,118	833,597
Teleflex Inc.	423	150,093
Zimmer Biomet Holdings Inc.	1,935	247,487
Total Health Care Equipment & Supplies		10,282,737
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	1,410	218,141
Anthem Inc.	2,263	1,111,631
Cardinal Health Inc.	2,619	148,497
Centene Corp.	5,420	456,310	*
Cigna Corp.	3,011	721,466
CVS Health Corp.	12,244	1,239,215
DaVita Inc.	603	68,205	*
HCA Healthcare Inc.	2,224	557,379
Henry Schein Inc.	1,268	110,557	*
Humana Inc.	1,206	524,815
Laboratory Corp. of America Holdings	850	224,111	*
McKesson Corp.	1,384	423,684
Molina Healthcare Inc.	547	182,474	*
Quest Diagnostics Inc.	1,119	153,146

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc.	8,777	$4,476,007
Universal Health Services Inc., Class B Shares	676	97,986
Total Health Care Providers & Services		10,713,624
Health Care Technology — 0.1%
Cerner Corp.	2,738	256,167
Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	2,812	372,112
Bio-Rad Laboratories Inc., Class A Shares	201	113,209	*
Bio-Techne Corp.	365	158,060
Charles River Laboratories International Inc.	480	136,306	*
Danaher Corp.	5,946	1,744,140
Illumina Inc.	1,452	507,329	*
IQVIA Holdings Inc.	1,764	407,854	*
Mettler-Toledo International Inc.	214	293,863	*
PerkinElmer Inc.	1,172	204,467
Thermo Fisher Scientific Inc.	3,679	2,173,001
Waters Corp.	578	179,405	*
West Pharmaceutical Services Inc.	688	282,569
Total Life Sciences Tools & Services		6,572,315
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	20,319	1,483,896
Catalent Inc.	1,623	179,991	*
Eli Lilly & Co.	7,381	2,113,697
Johnson & Johnson	24,526	4,346,743
Merck & Co. Inc.	23,594	1,935,888
Organon & Co.	2,414	84,321
Pfizer Inc.	52,338	2,709,538
Viatris Inc.	11,439	124,456
Zoetis Inc.	4,393	828,476
Total Pharmaceuticals		13,807,006
Total Health Care		48,566,161
Industrials — 7.8%
Aerospace & Defense — 1.6%
Boeing Co.	5,079	972,628	*
General Dynamics Corp.	2,154	519,502
Howmet Aerospace Inc.	3,589	128,989
Huntington Ingalls Industries Inc.	381	75,987
L3Harris Technologies Inc.	1,824	453,209
Lockheed Martin Corp.	2,251	993,591
Northrop Grumman Corp.	1,356	606,430

See Notes to Financial Statements.

12	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Aerospace & Defense — continued
Raytheon Technologies Corp.	13,911	$1,378,163
Textron Inc.	2,115	157,314
TransDigm Group Inc.	487	317,300	*
Total Aerospace & Defense		5,603,113
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	1,165	125,482
Expeditors International of Washington Inc.	1,576	162,580
FedEx Corp.	2,272	525,718
United Parcel Service Inc., Class B Shares	6,790	1,456,184
Total Air Freight & Logistics		2,269,964
Airlines — 0.2%
Alaska Air Group Inc.	1,196	69,380	*
American Airlines Group Inc.	5,772	105,339	*
Delta Air Lines Inc.	5,993	237,143	*
Southwest Airlines Co.	5,592	256,113	*
United Airlines Holdings Inc.	3,136	145,385	*
Total Airlines		813,360
Building Products — 0.4%
Allegion PLC	828	90,898
AO Smith Corp.	1,292	82,546
Carrier Global Corp.	8,058	369,620
Fortune Brands Home & Security Inc.	1,264	93,890
Johnson Controls International PLC	6,582	431,582
Masco Corp.	2,294	116,994
Trane Technologies PLC	2,196	335,329
Total Building Products		1,520,859
Commercial Services & Supplies — 0.4%
Cintas Corp.	817	347,544
Copart Inc.	1,973	247,552	*
Republic Services Inc.	1,950	258,375
Rollins Inc.	2,257	79,108
Waste Management Inc.	3,575	566,637
Total Commercial Services & Supplies		1,499,216
Construction & Engineering — 0.1%
Quanta Services Inc.	1,326	174,515
Electrical Equipment — 0.5%
AMETEK Inc.	2,165	288,335
Eaton Corp. PLC	3,713	563,485
Emerson Electric Co.	5,547	543,883

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electrical Equipment — continued
Generac Holdings Inc.	586	$174,194	*
Rockwell Automation Inc.	1,088	304,673
Total Electrical Equipment		1,874,570
Industrial Conglomerates — 1.0%
3M Co.	5,338	794,722
General Electric Co.	10,202	933,483
Honeywell International Inc.	6,393	1,243,950
Roper Technologies Inc.	980	462,785
Total Industrial Conglomerates		3,434,940
Machinery — 1.5%
Caterpillar Inc.	5,025	1,119,670
Cummins Inc.	1,329	272,591
Deere & Co.	2,622	1,089,336
Dover Corp.	1,332	208,991
Fortive Corp.	3,346	203,872
IDEX Corp.	688	131,910
Illinois Tool Works Inc.	2,685	562,239
Ingersoll Rand Inc.	3,787	190,675
Nordson Corp.	500	113,540
Otis Worldwide Corp.	4,001	307,877
PACCAR Inc.	3,223	283,850
Parker-Hannifin Corp.	1,197	339,661
Pentair PLC	1,489	80,719
Snap-on Inc.	500	102,740
Stanley Black & Decker Inc.	1,510	211,083
Westinghouse Air Brake Technologies Corp.	1,733	166,663
Xylem Inc.	1,660	141,531
Total Machinery		5,526,948
Professional Services — 0.3%
Equifax Inc.	1,134	268,872
Jacobs Engineering Group Inc.	1,212	167,026
Leidos Holdings Inc.	1,313	141,830
Nielsen Holdings PLC	3,464	94,359
Robert Half International Inc.	977	111,554
Verisk Analytics Inc.	1,526	327,525
Total Professional Services		1,111,166
Road & Rail — 1.0%
CSX Corp.	20,585	770,908
J.B. Hunt Transport Services Inc.	784	157,419
Norfolk Southern Corp.	2,220	633,189

See Notes to Financial Statements.

14	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Road & Rail — continued
Old Dominion Freight Line Inc.	853	$254,774
Union Pacific Corp.	5,943	1,623,687
Total Road & Rail		3,439,977
Trading Companies & Distributors — 0.2%
Fastenal Co.	5,412	321,473
United Rentals Inc.	664	235,859	*
W.W. Grainger Inc.	401	206,832
Total Trading Companies & Distributors		764,164
Total Industrials		28,032,792
Information Technology — 27.7%
Communications Equipment — 0.9%
Arista Networks Inc.	2,087	290,051	*
Cisco Systems Inc.	39,368	2,195,160
F5 Inc.	562	117,430	*
Juniper Networks Inc.	3,087	114,713
Motorola Solutions Inc.	1,569	380,012
Total Communications Equipment		3,097,366
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	5,550	418,192
CDW Corp.	1,264	226,117
Corning Inc.	6,960	256,893
IPG Photonics Corp.	314	34,465	*
Keysight Technologies Inc.	1,712	270,445	*
TE Connectivity Ltd.	3,063	401,192
Teledyne Technologies Inc.	433	204,649	*
Trimble Inc.	2,320	167,365	*
Zebra Technologies Corp., Class A Shares	497	205,609	*
Total Electronic Equipment, Instruments & Components		2,184,927
IT Services — 4.2%
Accenture PLC, Class A Shares	5,891	1,986,622
Akamai Technologies Inc.	1,511	180,398	*
Automatic Data Processing Inc.	3,924	892,867
Broadridge Financial Solutions Inc.	1,112	173,150
Cognizant Technology Solutions Corp., Class A Shares	4,941	443,059
DXC Technology Co.	2,175	70,970	*
EPAM Systems Inc.	530	157,203	*
Fidelity National Information Services Inc.	5,660	568,377
Fiserv Inc.	5,495	557,193	*
FleetCor Technologies Inc.	748	186,297	*
Gartner Inc.	765	227,557	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
IT Services — continued
Global Payments Inc.	2,680	$366,731
International Business Machines Corp.	8,317	1,081,376
Jack Henry & Associates Inc.	687	135,373
Mastercard Inc., Class A Shares	8,029	2,869,404
Paychex Inc.	2,993	408,455
PayPal Holdings Inc.	10,824	1,251,796	*
VeriSign Inc.	899	199,992	*
Visa Inc., Class A Shares	15,458	3,428,121
Total IT Services		15,184,941
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices Inc.	15,191	1,660,984	*
Analog Devices Inc.	4,896	808,721
Applied Materials Inc.	8,280	1,091,304
Broadcom Inc.	3,847	2,422,379
Enphase Energy Inc.	1,255	253,234	*
Intel Corp.	38,010	1,883,776
KLA Corp.	1,410	516,145
Lam Research Corp.	1,309	703,731
Microchip Technology Inc.	5,146	386,670
Micron Technology Inc.	10,492	817,222
Monolithic Power Systems Inc.	410	199,129
NVIDIA Corp.	23,298	6,357,092
NXP Semiconductors NV	2,491	461,034
Qorvo Inc.	1,028	127,575	*
QUALCOMM Inc.	10,503	1,605,068
Skyworks Solutions Inc.	1,510	201,253
SolarEdge Technologies Inc.	489	157,639	*
Teradyne Inc.	1,513	178,882
Texas Instruments Inc.	8,583	1,574,809
Total Semiconductors & Semiconductor Equipment		21,406,647
Software — 8.8%
Adobe Inc.	4,399	2,004,272	*
ANSYS Inc.	799	253,802	*
Autodesk Inc.	2,044	438,131	*
Cadence Design Systems Inc.	2,563	421,511	*
Ceridian HCM Holding Inc.	1,269	86,749	*
Citrix Systems Inc.	1,140	115,026
Fortinet Inc.	1,263	431,618	*
Intuit Inc.	2,633	1,266,052
Microsoft Corp.	69,869	21,541,311

See Notes to Financial Statements.

16	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Software — continued
NortonLifeLock Inc.	5,285	$140,158
Oracle Corp.	14,699	1,216,048
Paycom Software Inc.	446	154,485	*
PTC Inc.	936	100,826	*
salesforce.com Inc.	9,186	1,950,372	*
ServiceNow Inc.	1,867	1,039,714	*
Synopsys Inc.	1,418	472,577	*
Tyler Technologies Inc.	382	169,948	*
Total Software		31,802,600
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	144,467	25,225,383
Hewlett Packard Enterprise Co.	11,886	198,615
HP Inc.	10,106	366,848
NetApp Inc.	2,023	167,909
Seagate Technology Holdings PLC	1,907	171,439
Western Digital Corp.	2,814	139,715	*
Total Technology Hardware, Storage & Peripherals		26,269,909
Total Information Technology		99,946,390
Materials — 2.6%
Chemicals — 1.7%
Air Products & Chemicals Inc.	2,062	515,314
Albemarle Corp.	1,087	240,390
Celanese Corp.	1,014	144,870
CF Industries Holdings Inc.	1,950	200,967
Corteva Inc.	6,755	388,277
Dow Inc.	6,872	437,884
DuPont de Nemours Inc.	4,751	349,579
Eastman Chemical Co.	1,244	139,403
Ecolab Inc.	2,303	406,618
FMC Corp.	1,199	157,752
International Flavors & Fragrances Inc.	2,387	313,485
Linde PLC	4,773	1,524,639
LyondellBasell Industries NV, Class A Shares	2,441	250,984
Mosaic Co.	3,471	230,822
PPG Industries Inc.	2,203	288,747
Sherwin-Williams Co.	2,241	559,398
Total Chemicals		6,149,129

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials Inc.	581	$223,621
Vulcan Materials Co.	1,236	227,053
Total Construction Materials		450,674
Containers & Packaging — 0.3%
Amcor PLC	14,215	161,056
Avery Dennison Corp.	768	133,609
Ball Corp.	3,005	270,450
International Paper Co.	3,709	171,171
Packaging Corp. of America	917	143,153
Sealed Air Corp.	1,373	91,936
Westrock Co.	2,409	113,295
Total Containers & Packaging		1,084,670
Metals & Mining — 0.5%
Freeport-McMoRan Inc.	13,735	683,179
Newmont Corp.	7,398	587,771
Nucor Corp.	2,540	377,571
Total Metals & Mining		1,648,521
Total Materials		9,332,994
Real Estate — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	1,366	274,907
American Tower Corp.	4,246	1,066,680
AvalonBay Communities Inc.	1,298	322,384
Boston Properties Inc.	1,318	169,758
Crown Castle International Corp.	4,016	741,354
Digital Realty Trust Inc.	2,639	374,210
Duke Realty Corp.	3,509	203,733
Equinix Inc.	837	620,736
Equity Residential	3,181	286,036
Essex Property Trust Inc.	593	204,870
Extra Space Storage Inc.	1,257	258,439
Federal Realty Investment Trust	653	79,712
Healthpeak Properties Inc.	5,009	171,959
Host Hotels & Resorts Inc.	6,741	130,978
Iron Mountain Inc.	2,802	155,259
Kimco Realty Corp.	5,729	141,506
Mid-America Apartment Communities Inc.	1,071	224,321
Prologis Inc.	6,872	1,109,691
Public Storage	1,412	551,075
Realty Income Corp.	5,350	370,755

See Notes to Financial Statements.

18	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Regency Centers Corp.	1,497	$106,796
SBA Communications Corp.	1,012	348,229
Simon Property Group Inc.	3,079	405,073
UDR Inc.	2,870	164,652
Ventas Inc.	3,705	228,821
Vornado Realty Trust	1,416	64,173
Welltower Inc.	4,037	388,117
Weyerhaeuser Co.	6,917	262,154
Total Equity Real Estate Investment Trusts (REITs)		9,426,378
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,133	286,732	*
Total Real Estate		9,713,110
Utilities — 2.7%
Electric Utilities — 1.7%
Alliant Energy Corp.	2,384	148,952
American Electric Power Co. Inc.	4,682	467,123
Constellation Energy Corp.	3,027	170,269
Duke Energy Corp.	7,154	798,816
Edison International	3,518	246,612
Entergy Corp.	1,858	216,922
Evergy Inc.	2,098	143,377
Eversource Energy	3,237	285,471
Exelon Corp.	9,082	432,576
FirstEnergy Corp.	5,192	238,105
NextEra Energy Inc.	18,344	1,553,920
NRG Energy Inc.	2,314	88,765
Pinnacle West Capital Corp.	1,034	80,755
PPL Corp.	6,923	197,721
Southern Co.	9,927	719,807
Xcel Energy Inc.	5,030	363,015
Total Electric Utilities		6,152,206
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,281	153,067
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	6,395	164,543
Multi-Utilities — 0.8%
Ameren Corp.	2,456	230,275
CenterPoint Energy Inc.	5,823	178,417
CMS Energy Corp.	2,666	186,460
Consolidated Edison Inc.	3,269	309,509

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2022

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Multi-Utilities — continued
Dominion Energy Inc.		7,608	$646,452
DTE Energy Co.		1,836	242,737
NiSource Inc.		3,516	111,809
Public Service Enterprise Group Inc.		4,745	332,150
Sempra Energy		2,990	502,679
WEC Energy Group Inc.		2,976	297,034
Total Multi-Utilities			3,037,522
Water Utilities — 0.1%
American Water Works Co. Inc.		1,693	280,242
Total Utilities			9,787,580
Total Investments before Short-Term Investments (Cost — $97,041,416)			356,765,015

	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,153,354)	0.172%	3,153,354	3,153,354
Total Investments — 99.9% (Cost — $100,194,770)			359,918,369
Other Assets in Excess of Liabilities — 0.1%			281,553
Total Net Assets — 100.0%			$360,199,922

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	15	6/22	$3,244,476	$3,398,062	$153,586

See Notes to Financial Statements.

20	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $100,149,248)	$359,844,158
Investments in affiliated securities, at value (Cost — $45,522)	74,211
Receivable for Fund shares sold	246,416
Dividends receivable from unaffiliated investments	220,337
Deposits with brokers for open futures contracts	172,592
Security litigation proceeds receivable	4,184
Dividends receivable from affiliated investments	771
Prepaid expenses	18,700
Total Assets	360,581,369

Liabilities:
Payable for Fund shares repurchased	78,646
Investment management fee payable	73,732
Service and/or distribution fees payable	54,028
Payable to brokers — net variation margin on open futures contracts	48,591
Transfer agent fees payable	42,942
Fund accounting fees payable	29,106
Audit and tax fees payable	21,237
Trustees’ fees payable	3,063
Accrued expenses	30,102
Total Liabilities	381,447
Total Net Assets	$360,199,922

Net Assets:
Par value (Note 7)	$100
Paid-in capital in excess of par value	97,305,148
Total distributable earnings (loss)	262,894,674
Total Net Assets	$360,199,922

Net Assets:
Class A	$329,082,876
Class D	$31,117,046

Shares Outstanding:
Class A	9,127,958
Class D	854,880

Net Asset Value:
Class A	$36.05
Class D	$36.40

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends from unaffiliated investments	$2,390,314
Dividends from affiliated investments	1,542
Interest	284
Less: Foreign taxes withheld	(501)
Total Investment Income	2,391,639

Expenses:
Investment management fee (Note 2)	449,445
Service and/or distribution fees (Notes 2 and 5)	328,670
Transfer agent fees (Note 5)	111,540
Fund accounting fees	35,180
Registration fees	22,420
Audit and tax fees	19,837
Legal fees	18,868
Standard & Poor’s license fees	17,978
Trustees’ fees	10,654
Shareholder reports	3,702
Insurance	1,084
Custody fees	813
Interest expense	1
Miscellaneous expenses	3,198
Total Expenses	1,023,390
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,643)
Net Expenses	1,021,747
Net Investment Income	1,369,892

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	7,803,123
Futures contracts	63,469
Net Realized Gain	7,866,592
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	10,290,094
Investments in affiliated securities	(5,917)
Futures contracts	203,686
Change in Net Unrealized Appreciation (Depreciation)	10,487,863
Net Gain on Investments and Futures Contracts	18,354,455
Increase in Net Assets From Operations	$19,724,347

See Notes to Financial Statements.

22	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment income	$1,369,892	$2,888,332
Net realized gain	7,866,592	15,353,067
Change in net unrealized appreciation (depreciation)	10,487,863	63,011,768
Increase in Net Assets From Operations	19,724,347	81,253,167

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(18,643,499)	(17,989,514)
Decrease in Net Assets From Distributions to Shareholders	(18,643,499)	(17,989,514)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	12,740,653	8,751,928
Reinvestment of distributions	18,420,393	17,854,884
Cost of shares repurchased	(19,921,255)	(28,314,219)
Increase (Decrease) in Net Assets From Fund Share Transactions	11,239,791	(1,707,407)
Increase in Net Assets	12,320,639	61,556,246

Net Assets:
Beginning of period	347,879,283	286,323,037
End of period	$360,199,922	$347,879,283

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$35.94	$29.50	$27.21	$27.71	$24.81	$21.89

Income from operations:
Net investment income	0.14	0.29	0.36	0.37	0.34	0.36
Net realized and unrealized gain	1.90	8.02	3.47	0.48	3.78	3.45
Total income from operations	2.04	8.31	3.83	0.85	4.12	3.81

Less distributions from:
Net investment income	(0.26)	(0.35)	(0.40)	(0.34)	(0.34)	(0.38)
Net realized gains	(1.67)	(1.52)	(1.14)	(1.01)	(0.88)	(0.51)
Total distributions	(1.93)	(1.87)	(1.54)	(1.35)	(1.22)	(0.89)

Net asset value, end of period	$36.05	$35.94	$29.50	$27.21	$27.71	$24.81
Total return[3]	5.66%	29.24%	14.55%	3.64%	17.19%	17.95%

Net assets, end of period (millions)	$329	$318	$263	$254	$265	$247

Ratios to average net assets:
Gross expenses	0.59%[4]	0.59%	0.61%	0.61%	0.62%	0.60%
Net expenses[5,6]	0.59 [4]	0.59	0.59	0.59	0.59	0.59
Net investment income	0.75 [4]	0.86	1.31	1.43	1.30	1.57

Portfolio turnover rate	1%	3%	3%	3%	2%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.59%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

24	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$36.30	$29.77	$27.44	$27.94	$25.01	$22.05

Income from operations:
Net investment income	0.17	0.36	0.41	0.42	0.39	0.41
Net realized and unrealized gain	1.92	8.10	3.51	0.48	3.81	3.48
Total income from operations	2.09	8.46	3.92	0.90	4.20	3.89

Less distributions from:
Net investment income	(0.32)	(0.41)	(0.45)	(0.39)	(0.39)	(0.42)
Net realized gains	(1.67)	(1.52)	(1.14)	(1.01)	(0.88)	(0.51)
Total distributions	(1.99)	(1.93)	(1.59)	(1.40)	(1.27)	(0.93)

Net asset value, end of period	$36.40	$36.30	$29.77	$27.44	$27.94	$25.01
Total return[3]	5.75%	29.52%	14.78%	3.83%	17.40%	18.24%

Net assets, end of period (000s)	$31,117	$29,592	$23,555	$19,833	$19,260	$12,759

Ratios to average net assets:
Gross expenses	0.40%[4]	0.40%	0.43%	0.43%	0.45%	0.44%
Net expenses[5,6]	0.39 [4]	0.39	0.39	0.39	0.39	0.39
Net investment income	0.94 [4]	1.06	1.51	1.63	1.50	1.77

Portfolio turnover rate	1%	3%	3%	3%	2%	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

26	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$356,765,015	—	—	$356,765,015
Short-Term Investments†	3,153,354	—	—	3,153,354
Total Investments	$359,918,369	—	—	$359,918,369
Other Financial Instruments:
Futures Contracts††	$153,586	—	—	$153,586
Total	$360,071,955	—	—	$360,071,955

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2022, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

30	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.59% and 0.39%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $1,643.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$4,909,569
Sales	12,189,550

32	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$100,194,770	$264,166,039	$(4,442,440)	$259,723,599
Futures contracts	—	153,586	—	153,586

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2022.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$153,586

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$63,469

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$203,686

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

During the six months ended March 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,966,582

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$328,670	†	$99,779
Class D	—		11,761
Total	$328,670		$111,540

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2022, the service and/or distribution fees reimbursed amounted to $1 for Class A shares.

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1
Class D	1,642
Total	$1,643

6. Distributions to shareholders by class

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$2,327,870	$3,163,638
Class D	272,134	336,364
Total	$2,600,004	$3,500,002

Net Realized Gains:
Class A	$14,658,269	$13,282,922
Class D	1,385,226	1,206,590
Total	$16,043,495	$14,489,512

34	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	280,964	$10,093,630	166,484	$5,614,149
Shares issued on reinvestment	460,552	16,763,033	527,477	16,311,930
Shares repurchased	(468,834)	(17,031,711)	(746,004)	(24,410,744)
Net increase (decrease)	272,682	$9,824,952	(52,043)	$(2,484,665)

Class D
Shares sold	72,053	$2,647,023	92,286	$3,137,779
Shares issued on reinvestment	45,028	1,657,360	49,435	1,542,954
Shares repurchased	(77,441)	(2,889,544)	(117,674)	(3,903,475)
Net increase	39,640	$1,414,839	24,047	$777,258

8. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2022:

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Franklin Resources Inc.	$69,396	$10,732	323	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Franklin Resources Inc.	—	$1,542	$(5,917)	$74,211

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates,

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries

36	Franklin S&P 500 Index Fund 2022 Semi-Annual Report

and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Franklin S&P 500 Index Fund 2022 Semi-Annual Report	37

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

38	Franklin S&P 500 Index Fund

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin S&P 500 Index Fund	39

Franklin

S&P 500 Index Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010131 5/22 SR22-4391

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 20, 2022